                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21985

              Hatteras Multi-Strategy TEI Institutional Fund, L.P.
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

                                       AND

            HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

                        CONSOLIDATED FINANCIAL STATEMENTS

        FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS)

                                TO MARCH 31, 2007

          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

                                       AND

            HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

        FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2007

                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firms...................    1
Consolidated Statement of Assets, Liabilities and Partners' Capital........    2
Consolidated Statement of Operations.......................................    3
Consolidated Statement of Changes in Partners' Capital.....................    4
Consolidated Statement of Cash Flows.......................................    5
Notes to Consolidated Financial Statements.................................    6
Board of Directors (unaudited).............................................   14
Fund Management (unaudited)................................................   15
Other Information (unaudited)..............................................   16
Financial Statements of Hatteras Master Fund, L.P..........................    I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Multi-Strategy TEI Institutional Fund, L.P. and
Hatteras Multi-Strategy Offshore Institutional Fund, LDC:

We have audited the accompanying consolidated statement of assets, liabilities and partners' capital of Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy Offshore Institutional Fund, LDC (the "Funds"), as of March 31, 2007, and the related consolidated statement of operations, consolidated statement of changes in partners' capital and consolidated statement of cash flows for the period from February 1, 2007 (commencement of operations) to March 31, 2007. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2007, and the results of their operations, changes in partners' capital and their cash flows for the period from February 1, 2007 (commencement of operations) to March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
May 24, 2007

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
MARCH 31, 2007

ASSETS
Investment in Hatteras Master Fund, L.P., at fair value (cost $3,939,220)   $ 4,027,000
Cash and cash equivalents                                                        76,907
Investment in Hatteras Master Fund, L.P. paid in advance                      7,745,000
Due from Investment Manager                                                      19,132
Prepaid assets                                                                    2,034
Interest receivable                                                               1,327
                                                                            -----------
   TOTAL ASSETS                                                             $11,871,400
                                                                            ===========
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                           $ 7,779,000
Professional fees payable                                                        15,621
Accounting and administration fees payable                                       11,960
Withholding tax payable                                                           2,000
Custodian fees payable                                                            1,156
Other accrued expenses                                                            8,386
                                                                            -----------
   TOTAL LIABILITIES                                                          7,818,123
                                                                            -----------
   PARTNERS' CAPITAL                                                          4,053,277
                                                                            -----------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                                  $11,871,400
                                                                            ===========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2007

NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.
   Dividends                                                       $  2,706
   Interest                                                             147
   Expenses                                                          (6,944)
                                                                   --------
   NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.     (4,091)
                                                                   --------
FUND INVESTMENT INCOME
   Interest                                                           2,432
                                                                   --------
OPERATING EXPENSES
   Organization expense                                              57,519
   Professional fees                                                 15,940
   Accounting and administration fees                                12,160
   Registration fees                                                  7,818
   Withholding tax expense                                            2,000
   Custodian fees                                                     1,156
   Insurance fees                                                       219
   Other expenses                                                     1,818
                                                                   --------
   TOTAL OPERATING EXPENSES                                          98,630
   Reimbursement from Investment Manager                            (38,791)
                                                                   --------
   NET OPERATING EXPENSES                                            59,839
                                                                   --------
NET INVESTMENT LOSS                                                 (61,498)
                                                                   --------
NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
   ALLOCATED FROM HATTERAS MASTER FUND, L.P.
      Net realized gain on investments                               18,050
      Net unrealized appreciation on investments                     73,821
                                                                   --------
NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
   ALLOCATED FROM HATTERAS MASTER FUND, L.P.                         91,871
                                                                   --------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS        $ 30,373
                                                                   ========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2007

                                                           GENERAL      LIMITED       TOTAL
                                                          PARTNER'S    PARTNERS'    PARTNERS'
                                                           CAPITAL      CAPITAL      CAPITAL
                                                          ---------   ----------   ----------
PARTNERS' CAPITAL, AT FEBRUARY 1, 2007                      $   --    $       --   $       --
   Capital contributions                                        --     4,022,904    4,022,904
   Net investment loss                                          --       (61,498)     (61,498)
   Net realized gain on investments                             --        18,050       18,050
   Net unrealized appreciation on investments                   --        73,821       73,821
   Accrued performance allocation from February 1, 2007
      to March 31, 2007                                      6,107        (6,107)          --
                                                            ------    ----------   ----------
PARTNERS' CAPITAL, AT MARCH 31, 2007                        $6,107    $4,047,170   $4,053,277
                                                            ======    ==========   ==========

                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                    $     30,373
   Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating activities:
      Purchases of interests in Hatteras Master Fund, L.P.                       (3,939,220)
      Net investment gain allocated from Hatteras Master Fund, L.P.                 (87,780)
      Investment in Hatteras Master Fund, L.P. paid in advance                   (7,745,000)
      Due from Investment Manager                                                   (19,132)
      Prepaid assets                                                                 (2,034)
      Interest receivable                                                            (1,327)
      Professional fees payable                                                      15,621
      Accounting and administration fees payable                                     11,960
      Witholding tax payable                                                          2,000
      Custodian fees payable                                                          1,156
      Other accrued expenses                                                          8,386
                                                                               ------------
         NET CASH USED IN OPERATING ACTIVITIES                                  (11,724,997)
                                                                               ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)           11,801,904
                                                                               ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                               11,801,904
                                                                               ------------
Net change in cash and cash equivalents                                              76,907
Cash and cash equivalents at beginning of period                                         --
                                                                               ------------
Cash and cash equivalents at end of period                                     $     76,907
                                                                               ============


                 See Notes to Consolidated Financial Statements

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007

1.   ORGANIZATION

     Hatteras Multi-Strategy TEI Institutional Fund, L.P (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on June 20, 2006 and commenced operations on February 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors. The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund ("Interests") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund. To achieve its objective, the Fund will provide its Limited Partners with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras Multi-Strategy Offshore Institutional Fund, LDC, (the "Offshore Fund") a Cayman Islands limited duration company with the same investment objective as the Fund.

     The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund, and commenced operations on February 1, 2007. The Offshore Fund enables Tax-Exempt Partners to invest without receiving certain income in a form that would otherwise be taxable to such Tax-Exempt Partners regardless of their tax-exempt status. The Offshore Fund will in turn invest substantially all of its assets in the Hatteras Master Fund, L.P., a Delaware limited partnership (the "Master Fund"), which is also registered under the 1940 Act.

     The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets.

     At March 31, 2007, the Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns 0.91% of the beneficial interests in the Master Fund. These financials statements are the consolidation of the Fund and the Offshore Fund (together "the Funds"). Intercompany balances have been eliminated through consolidation.

     Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund (the "General Partner"). The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

     A. INVESTMENT VALUATION

     Valuation of the Offshore Fund's interest in the Master Fund is based on the investment in Underlying Funds held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund which are included elsewhere in this report.

     B. ALLOCATIONS FROM MASTER FUND

     As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

     C. FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by the Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Funds are charged to each Fund. The Funds will also bear, as an investor in the Master Fund, its allocable portion of the fees and expenses of the Master Fund. Because the Funds bear their proportionate share of the management fees of the Master Fund, the Funds pay no direct management fee to the Investment Manager.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. TAX BASIS REPORTING

     Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Funds' allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At March 31, 2007, the Funds held $76,907 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL

     Net profits or net losses of the Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the partners' capital of the Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

     Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

     The Fund will maintain a separate capital account ("Capital Account") on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

3.   ALLOCATION OF LIMITED PARTNERS' CAPITAL (CONTINUED)

     contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of net profits or net losses of the Fund.

4.   RELATED PARTY TRANSACTIONS

     The Investment Manager has contractually agreed to reimburse certain expenses for the initial period February 1, 2007 through February 28, 2009, so that the total annual expenses for this period will not exceed 1.75% for the Fund (the "Expense Limitation"). The agreement will automatically renew for one-year terms after the initial period until terminated by the Investment Manager or the Fund. The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the expense limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the expense limitation disclosed in the then effective confidential memorandum. As of March 31, 2007, the Fund has carried forward expenses of $38,791 which will begin to expire on February 28, 2010.

     The General Partner generally receives an annual performance-based allocation (the "Performance Allocation") with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner's Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative "hurdle amount" (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner's Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner.

     If at the end of any calendar year, the net losses allocated to a Limited Partner's Capital Account exceed the net profits so allocated, then a Loss Carryforward Amount shall be established for the Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner's Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro-rated.

     UMB Bank, n.a. serves as custodian of the Funds' assets and provides custodial services for the Funds. UMB Investment Services Group serves as administrator and accounting agent to the Funds and provides certain accounting, record keeping and investor related services.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Funds pay a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

     On March 31, 2007, three Limited Partners held approximately 49.96% of the partners' capital of the Fund.

5.   FEDERAL INCOME TAXES

     For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund's income. Under current Cayman Islands legislation, there are no taxes payable by the Offshore Fund. The Offshore Fund has been advised by its United States counsel that it generally should not be subject to United States income tax, except as further detailed in the Fund's confidential offering memorandum. United States withholding taxes as described in the Fund's confidential offering memorandum have been recorded on the statement of operations.

6.   RISK FACTORS

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   LINE OF CREDIT

     On March 26, 2007, the Fund, through an amendment to the line of credit agreement originally dated May 1, 2006, along with other limited partners of the Master Fund, entered into a $20,000,000 unsecured, uncommitted revolving loan facility ("Facility"), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, the investment in new managers, or as general working capital. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of (a) the prime commercial rate as announced from time to time, or (b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

7.   LINE OF CREDIT (CONTINUED)

     The Fund did not directly borrow or pay Facility expenses during the year, rather the Master Fund paid all expenses related to the Facility for the period ending March 31, 2007 and allocated to the Fund it's proportional share of the expenses. At March 31, 2007, the Master Fund had $3,000,000 in borrowings outstanding under the Facility and $20,383 in fees and interest payable. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ending March 31, 2007 was 7.45%, $284,932, and $7,500,000, respectively.

8.   REPURCHASE OF INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Fund generally expects to offer repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Fund does not intend to distribute to the partners any of the Fund's income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.   INDEMNIFICATION

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  CONSOLIDATED FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Fund's financial performance for the past period. The total returns in the table represent the rate that a limited partner would be expected to have earned or lost on an investment in the Fund.

     The ratios and total return amounts are calculated based on the limited partner group taken as a whole. The General Partner's interest is excluded from the calculations. An individual limited partner's ratios or returns may vary from the table below based on performance arrangements and the timing of capital transactions.

     The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners' capital. The ratios include the Fund's proportionate share of the Master Fund's income and expenses.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

10.  CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

     The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Funds are invested 100% in the Master Fund.

                                                            FOR THE PERIOD FROM
                                                             FEBRUARY 1, 2007
                                                             (COMMENCEMENT OF
                                                         OPERATIONS) TO MARCH 31,
                                                                   2007*
                                                         ------------------------
Total return amortizing organization expenses
   and before Performance Allocation**                             2.51%
Organization expense                                              (2.07)%
Performance Allocation                                            (0.15)%
                                                                 ------
Total return after expensing organizational
   expenses and Performance Allocation                             0.29%
                                                                 ======
Limited Partners' capital, end of year (000)                     $4,047
Portfolio Turnover Rate (Master Fund)                             14.03%
Net investment loss before Performance Allocation *              (10.38)%
Operating expenses, excluding reimbursement
   from Investment Manager and Performance Allocation*            13.00%
Performance Allocation                                             0.59%
                                                                 ------
Total expenses and Performance Allocation before                  13.59%
   reimbursement from Investment Manager
Reimbursement from Investment Manager                             (1.42)%
                                                                 ------
Net expenses                                                      12.17%
                                                                 ======

* Net investment loss and expense ratios are annualized, except for organizational expenses and the Performance Allocation.

** Total return is not annualized and is indicative of amortizing organizational expenses over 60 months for tax purposes.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - MARCH 31, 2007 (CONCLUDED)

11.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

12.  SUBSEQUENT EVENTS

     Effective April 1, 2007 and May 1, 2007, there were additional capital contributions of $7,745,000 and $9,911,000, respectively.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                                                                                                    Number of
                           Position(s)                                                                          Portfolios in Fund
                          Held with the    Length of Time   Principal Occupation(s) During Past 5 years and    Complex' Overseen by
Name, Address & Age           Fund             Served             Other Directorships Held by Director          Director or Officer
-------------------       -------------   ---------------   ------------------------------------------------   --------------------
INTERESTED DIRECTORS

David B. Perkins, 44      Chief           Since Inception   Mr. Perkins has been Chairman and CEO since                  5
1000 Watermeet Lane       Executive                         inception of the Funds. Mr. Perkins became the
Raleigh, NC 27614         Officer and                       President and Managing Principal of the
                          Chairman of                       Investment Manager in September 2003 and
                          the Board of                      became the co-founder and Managing Partner of
                          Directors                         CapFinancial Partners, LLC in April 2003. Prior
                                                            to that, he was Managing Partner at Wachovia
                                                            Securities Financial Network, Inc. from June
                                                            2002 to September 2003 and Managing Principal
                                                            of CapTrust Financial Advisors, LLC from
                                                            October 1997 to June 2002.

INDEPENDENT DIRECTORS

Steve E. Moss, 53         Director:       Since Inception   Mr. Moss is a principal of Holden, Moss, Knott,              5
918 Meadow Lane           Chairman of                       Clark, Copley & Hoyle, P.A. and has been a
Henderson, NC 27536       the Audit                         member manager of HMKCT Properties, LLC since
                          Committee                         January 1996. Mr. Moss as been a Director and
                                                            Member of the Audit Committee of the Fund since
                                                            December 2004.

H. Alexander Holmes, 64   Director:       Since Inception   Mr. Holmes founded Holmes Advisory Services,                 5
3408 Landor Road          Audit                             LLC, a financial consultation firm, in 1993. Mr.
Raleigh, NC 27609         Committee                         Holmes has been a Director and Member of the
                          Member                            Audit Committee of the Fund since December
                                                            2004.

Gregory S. Sellers, 47    Director:       Since Inception   Mr. Sellers became the Chief Financial Officer               5
2643 Steeplechase Road    Audit                             and a director of Kings Plush, Inc., a fabric
Gastonia, NC 28056        Committee                         manufacturer, in April 2003. Prior to that, he
                          Member                            was the Vice President of Finance at Parksdale
                                                            Mills, Inc., a cotton and cotton blend yarns
                                                            producer, from January 1991 to April 2003. Mr.
                                                            Sellers has been a Director and Member of the
                                                            Audit Committee for the Fund since December
                                                            2004.

Art Lottes, 53            Director:       Since Inception   Mr. Lottes was the President of CARQUEST                     5
4813 Wynneford Way        Audit                             Corporation, an automotive aftermarket company
Raleigh, NC 27615         Committee                         until December 2005. Mr. Lottes was a Board
                          Member                            member of CARQUEST and General Parts until
                                                            December 2005.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                                                                                                                Number of
                                Position(s)                                                                 Portfolios in Fund
                               Held with the    Length of    Principal Occupation(s) During Past 5 years   Complex' Overseen by
Name, Address & Age                 Fund       Time Served     and Other Directorships Held by Director     Director or Officer
-------------------            -------------   -----------   -------------------------------------------   --------------------
OFFICERS
J. Michael Fields, 33          Chief           Since         Mr. Fields has been the CFO since inception           N/A
8540 Colonnade Center Drive,   Financial       Inception     of the Funds. Mr. Fields became a Director
Suite 401                      Officer                       of the Investment Manager in September
Raleigh, NC 27615                                            2003. Prior to joining the Investment
                                                             Manager, Mr. Fields was employed by
                                                             CapTrust Financial Advisors from August
                                                             2002 to September 2003. Prior to joining
                                                             CapTrust, Mr. Fields was employed by
                                                             Morgan Stanley in Atlanta, Georgia from
                                                             January 2000 to August 2002.

Denise Buchanan, 44            Chief           Since         Ms. Buchanan has been the CCO since                   N/A
8540 Colonnade Center Drive,   Compliance      Inception     inception of the Funds. Ms. Buchanan
Suite 401                      Officer                       became the Compliance Officer with
Raleigh, NC 27615                                            CapFinancial Partners, LLC ("CapTrust") in
                                                             November 2003. Prior to joining CapTrust,
                                                             Ms. Buchanan was President of
                                                             Broker/Dealer Sales & Consulting, Inc. from
                                                             2001 to November 2003. Previously, Ms.
                                                             Buchanan was the Director of Compliance
                                                             for Atlantic Capital Management, LLC from
                                                             1996 to 2001.

Vickey Collins, 40             Secretary       Since         Ms. Collins has been the Secretary of the             N/A
8540 Colonnade Drive,                          Inception     Funds since inception. She became the
Suite 401                                                    Operations Manager for the Investment
Raleigh, NC 27615                                            Manager in September 2004. Prior to joining
                                                             the Investment Manager, she was employed
                                                             with McKinely Capital Management from
                                                             1994 to 2004.

HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P. AND
HATTERAS MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC

OTHER INFORMATION (UNAUDITED)

PROXY VOTING

     For free information regarding how the Fund voted proxies during the period ended June 30, 2006, or to obtain a free copy of the Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      Tab I

                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2007

          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           HATTERAS MASTER FUND, L.P.

                        FOR THE YEAR ENDED MARCH 31, 2007

                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm....................    1
Schedule of Investments....................................................    2
Statement of Assets, Liabilities and Partners' Capital.....................    6
Statement of Operations....................................................    7
Statement of Changes in Partners' Capital..................................    8
Statement of Cash Flows....................................................    9
Notes to Financial Statements..............................................   10
Board of Directors (unaudited).............................................   17
Fund Management (unaudited)................................................   18
Other Information (unaudited)..............................................   19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners' capital of Hatteras Master Fund, L.P. (the "Master Fund"), including the schedule of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, and changes in partners' capital for the two years then ended. These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2007, by correspondence with the Underlying Fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Master Fund as of March 31, 2007, and the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements of the Master Fund include investments in Underlying Funds valued at $439,348,184 (approximately 101.67% of partners' capital), which are stated at fair value based on estimates by the Master Fund's management. The Master Fund's management estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
May 24, 2007

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

GRAPHIC OMITTED
EDGAR REPRESENTATION OF DATA AS FOLLOWS:

Opportunistic Equity                         34.98%
Enhanced Fixed Income                        19.32%
Absolute Return                              17.84%
Energy and Natural Resources                 13.71%
Private Equity Composite                      8.92%
Real Estate Composite                         6.90%
Liabilities in excess of other assets        (1.67)%

                                                                         COST       FAIR VALUE
                                                                     -----------   -----------
INVESTMENTS IN UNDERLYING FUNDS (101.67%)
   ABSOLUTE RETURN (17.84%) (c)
      Black River Global Multi-Strategy Leveraged Fund, LLC (a, b)   $ 6,000,000   $ 6,762,373
      Courage Special Situations Fund, L.P. (a, b)                     4,827,675     5,913,748
      DE Shaw Composite Fund, LLC (a, b)                              10,000,000    11,588,849
      Montrica Global Oppurtunities Fund, L.P. (a, b)                  9,000,000     9,523,663
      OZ Asia Domestic Partners, L.P. (a, b)                          12,000,000    12,982,155
      Smith Breeden Mortgage Partners, L.P. (a, b)                     4,413,258     4,919,962
      Stark Investments, L.P. (a, b)                                   8,000,000     9,001,669
      Waterstone Market Neutral Fund, L.P. (a, b)                      6,000,000     6,419,434
      Wellington Partners, LLC (a, b)                                  7,785,759     9,970,026
                                                                                   -----------
                                                                                    77,081,879
                                                                                   -----------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
ENERGY AND NATURAL RESOURCES (13.71%) (c)
   All-Cap Energy Hedge Fund, LLC (a, b)                             $ 4,234,684   $  4,095,657
   Arclight Energy Partners Fund III, L.P. (a, b)                      2,521,815      2,487,895
   Black River Commodity Multi Strategy Fund, L.P. (a, b)              7,000,000      7,647,026
   Cambridge Energy, L.P. (a, b)                                       2,566,534      3,971,043
   Centennial Energy Partners, L.P. (a, b)                             9,000,000      9,061,111
   EnerVest Energy Institutional Fund X-A, L.P. (a, b)                 2,613,547      2,907,185
   Merit Energy Partners F-II, L.P. (a, b)                               375,696        369,167
   Natural Gas Partners Energy Tech, L.P. (a, b)                         306,000        270,724
   Natural Gas Partners VIII, L.P. (a, b)                              1,163,221      1,620,083
   Ospraie Special Opportunities Fund, L.P. (a, b)                     3,750,000      3,998,515
   Quantum Energy Partners IV, LP (a, b)                                 579,088        486,271
   Southport Energy Plus Partners, L.P. (a, b)                         5,083,819      7,964,413
   Touradji Deeprock Partners, L.P. (a, b)                             4,000,000      4,138,484
   Treaty Oak Partners, L.P. (a, b)                                    9,000,000     10,217,684
                                                                                   ------------
                                                                                     59,235,258
                                                                                   ------------
ENHANCED FIXED INCOME (19.32%) (c)
   ARX Global High Yield Securities Fund I, L.P. (a, b)                9,000,000     10,242,728
   BDCM Partners I, L.P. (a, b)                                       11,500,000     13,852,017
   Blackrock International Bond Fund (a)                               1,408,430      1,397,772
   Contrarian Capital Fund I, L.P. (a, b)                             10,880,064     13,548,180
   D.B. Zwirn Special Opportunities Fund, L.P. (a, b)                  6,500,000      7,719,877
   Drawbridge Special Opportunities Fund, L.P. (a, b)                  8,800,000      9,504,003
   Greylock Global Opportunity Fund, L.P. (a, b)                       4,922,405      5,599,692
   Halcyon Europe L.P. (a, b)                                          8,000,000      8,096,256
   Lazard Emerging Income, L.P. (a, b)                                 3,000,000      3,463,829
   Melody Fund, L.P. (a, b)                                            3,000,000      3,296,042
   Ore Hill Fund, L.P. (a, b)                                          5,221,928      6,752,896
                                                                                   ------------
                                                                                     83,473,292
                                                                                   ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007(CONTINUED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
OPPORTUNISTIC EQUITY (34.98%) (c)
   Algebris Global Financials Fund, LP (a, b)                        $ 6,000,000   $  7,002,670
   Artis Technology Qualified 2X, L.P. a, b                            7,000,000      8,804,958
   Asian Century Quest Fund (QP) L.P. (a, b)                           3,000,000      3,257,326
   CCM Small Cap Value Qualified Fund, L.P. (a, b)                     2,500,000      2,852,857
   Criterion Horizons Fund, LP (a, b)                                  5,000,000      5,160,790
   CRM Windridge Partners, L.P. (a, b)                                 4,522,017      5,061,699
   DE Shaw Oculus Fund LLC (a, b)                                      5,000,000      5,935,777
   Ellerston GEMS Offshore Fund, L.P. (a, b)                           7,000,000      8,508,509
   Encore Consumer Capital Fund, LP. (a, b)                            1,253,544      1,176,062
   GMO Mean Reversion Fund A (a, b)                                    5,770,065      6,685,726
   Gradient Europe Fund, L.P. (a, b)                                   3,500,000      6,701,209
   Healthcor, L.P. (a, b)                                             11,000,000     13,086,998
   Liberty Square Strategic Partners IV (Asia), L.P. (a, b)           10,000,000     11,375,241
   Samlyn Onshore Fund, L.P. (a, b)                                    4,000,000      4,096,000
   Sansar Capital, L.P. (a, b)                                        10,000,000     11,484,906
   SCP Domestic Fund, L.P. (a, b)                                      4,002,947      5,485,351
   SR Global Fund, L.P. (Class C) International (a, b)                 3,457,674      5,700,541
   SR Global Fund, L.P. (Class G) Emerging (a, b)                      4,281,970      7,358,784
   SR Global Fund, L.P. (Class H) Japan (a, b)                         3,665,240      4,341,533
   Standard Pacific Japan Fund, L.P. (a, b)                            6,500,000      6,537,005
   The Platinum Fund Ltd. (a, b)                                       2,535,461      3,165,942
   The Raptor Global Fund, L.P. (a, b)                                 2,500,000      3,130,738
   Visium Long Bias Fund, L.P. (a, b)                                 10,964,983     11,747,732
   Witches Rock Fund, L.P. (a, b)                                      2,003,000      2,525,998
                                                                                   ------------
                                                                                    151,184,352
                                                                                   ------------
PRIVATE EQUITY COMPOSITE (8.92%) (c)
   Actis Umbrella Fund, L.P. (a, b)                                    1,008,914        967,634
   BDCM Opportunity Fund II, L.P. (a, b)                                 962,673        900,999
   Brazos Equity Fund II, L.P. (a, b)                                  1,321,087      1,134,737
   Carlyle Japan Partners II, L.P. (a, b)                                218,049        199,744
   CJIP II Co-Invest, L.P. (a, b)                                         48,764         48,163
   Claremont Creek Ventures, L.P. (a, b)                                 370,000        298,710
   Crosslink Crossover Fund IV, L.P. (a, b)                            4,403,262      5,285,173
   Crosslink Crossover Fund IV, L.P. (a, b)                            3,000,000      3,050,069
   Great Point Partners VII, L.P. (a, b)                                 450,000        382,880
   Halifax Fund II, L.P. (a, b)                                          501,438        357,874

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
SCHEDULE OF INVESTMENTS - MARCH 31, 2007 (CONCLUDED)

                                                                         COST       FAIR VALUE
                                                                     -----------   ------------
PRIVATE EQUITY COMPOSITE (8.92%) (c) (CONTINUED)
   Hancock Park Capital III, L.P. (a, b)                             $ 1,500,000   $  1,942,631
   Integral Capital Partners VII, L.P.  (a, b)                         6,000,000      6,811,122
   OCM European Principal Opportunties Fund, L.P. (a, b)               3,080,307      3,716,207
   OCM Mezzanine Fund II, L.P. (a, b)                                  2,575,000      2,670,149
   Pipe Equity Partners, LLC (a, b)                                    3,824,693      4,609,674
   Private Equity Investment Fund IV, L.P.  (a, b)                     1,138,058      1,363,835
   Roundtable Healthcare Partners II, L.P. (a, b)                        755,563        665,906
   Sanderling Venture Partners VI Co-Investment Fund, L.P. (a, b)        350,000        291,795
   Sanderling Venture Partners VI, L.P. (a, b)                           450,000        390,318
   Sterling Capital Partners II, L.P. (a, b)                             682,221        786,992
   Strategic Value Global Opportunities Fund I-A, LP (a, b)            1,497,239      1,472,239
   VCFA Private Equity Partners IV, L.P. (a, b)                          586,606        632,914
   VCFA Venture Partners V, L.P. (a, b)                                  560,000        560,000
                                                                                   ------------
                                                                      35,283,874     38,539,765
                                                                                   ------------
REAL ESTATE COMPOSITE (6.90%) (c)
   Benson, Elliot Real Estate Partners II, L.P. (a, b)                 1,268,436      1,135,730
   Colony Edge, L.P. (a, b)                                            2,000,000      2,183,068
   Colony Investors VII, L.P. (a, b)                                   1,847,168      2,037,770
   ING Clarion CRA Hedge Fund, L.P. (a, b)                             2,356,915      3,417,955
   ING Clarion Global, L.P. (a, b)                                     3,000,000      3,489,044
   Oak Hill Plus, L.P. (a, b)                                          4,000,000      3,903,574
   ORBIS Real Estate Fund I, L.P. (a, b)                                 707,967        636,545
   Rockwood Capital Real Estate Partners Fund VII, LP (a, b)             748,474        692,159
   Security Capital Preferred Growth, Inc. (b)                         1,714,042      1,657,795
   Transwestern Mezzanine Realty Partner II, LLC (b)                   1,375,483      1,392,246
   WCP Real Estate Fund I, LP (a, b)                                   2,750,000      2,750,000
   Wells Street Global Partners, LP (a, b)                             4,686,679      6,537,752
                                                                                   ------------
                                                                                     29,833,638
                                                                                   ------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $379,649,862)                           439,348,184
                                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.67%)                                       (7,228,445)
                                                                                   ------------
PARTNERS' CAPITAL - 100.00%                                                        $432,119,739
                                                                                   ============

a-   Non-income producing

b- Underlying Funds are issued in private placement transactions and as such are restricted as to resale.

c-   Sectors are unaudited by Deloitte & Touche LLP.

Total cost and value of restricted securities as of March 31, 2007 was $378,182,052 and $437,950,412 respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL - MARCH 31, 2007

ASSETS
Investments in Underlying Funds, at fair value (cost $379,649,862)   $439,348,184
Cash and cash equivalents                                              14,981,857
Investments in Underlying Funds paid in advance                        17,316,547
Receivable from redemption of Underlying Funds                          5,904,264
Dividends and interest receivable                                          27,016
Withholding tax refund receivable                                          26,478
Prepaid assets                                                            125,811
                                                                     ------------
   TOTAL ASSETS                                                      $477,730,157
                                                                     ============
LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                    $ 29,369,377
Redemptions payable                                                    12,680,000
Line of credit loan payable                                             3,000,000
Management fee payable                                                    370,734
Professional fees payable                                                  96,775
Accounting and administration fees payable                                 58,870
Interest expense payable                                                   16,250
Custodian fees payable                                                     10,670
Line of credit fees payable                                                 4,133
Risk management expense payable                                             3,609
                                                                     ------------
   TOTAL LIABILITIES                                                   45,610,418
                                                                     ------------
   PARTNERS' CAPITAL                                                  432,119,739
                                                                     ------------
   TOTAL LIABILITIES AND PARTNERS' CAPITAL                           $477,730,157
                                                                     ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Dividends                                                                                    $ 1,290,949
   Interest                                                                                         118,168
                                                                                                -----------
   TOTAL INVESTMENT INCOME                                                                        1,409,117
                                                                                                -----------
OPERATING EXPENSES
   Management fee                                                                                 3,363,892
   Risk management expense                                                                          306,789
   Accounting and administration fees                                                               294,026
   Professional fees                                                                                224,070
   Insurance expense                                                                                106,340
   Line of credit fees                                                                               77,169
   Board of directors' fees                                                                          37,500
   Custodian fees                                                                                    31,489
   Interest expense                                                                                  30,646
   Compliance consulting fees                                                                        11,250
   Other expenses                                                                                    41,903
                                                                                                -----------
   TOTAL OPERATING EXPENSES                                                                       4,525,074
                                                                                                -----------
   NET INVESTMENT LOSS                                                                           (3,115,957)
                                                                                                -----------
NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS
   Net realized gain on investments in Underlying Funds                                           2,322,022
   Net increase in unrealized appreciation on investments in Underlying Funds                    35,414,077
                                                                                                -----------
   NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS    37,736,099
                                                                                                -----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                                     $34,620,142
                                                                                                ===========

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CHANGES IN PARTNERS' CAPITAL

                                                               LIMITED
                                                              PARTNERS'
                                                              CAPITAL*
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2005                        $116,826,646
   Capital contributions                                      77,428,383
   Capital withdrawals                                        (2,250,000)
   Net investment loss                                        (1,894,577)
   Net realized loss on investments in Underlying Funds          (89,064)
   Net increase in unrealized appreciation on investments
      in Underlying Funds                                     23,499,600
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2006                        $213,520,988
   Capital contributions                                     207,108,880
   Capital withdrawals                                       (23,130,271)
   Net investment loss                                        (3,115,957)
   Net realized gain on investments in Underlying Funds        2,322,022
   Net increase in unrealized appreciation on investments
      in Underlying Funds                                     35,414,077
                                                            ------------
PARTNERS' CAPITAL, AT MARCH 31, 2007                        $432,119,739
                                                            ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED MARCH 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                        $  34,620,142
   Adjustments to reconcile net increase in partners' capital resulting from investment operations to net cash used in operating activities:
      Purchases of Underlying Funds                                                 (234,324,375)
      Proceeds from redemptions of Underlying Funds                                   45,561,151
      Net realized gain on investments in Underlying Funds                            (2,322,022)
      Net increase in unrealized appreciation on investments in Underlying Funds     (35,414,077)
      Decrease in investments in Underlying Funds paid in advance                      2,183,453
      Increase in receivable from redemption of Underlying Funds                      (5,496,725)
      Increase in dividends and interest receivable                                       (2,695)
      Increase in withholding tax refund receivable                                      (26,478)
      Increase in prepaid assets                                                          (5,667)
      Increase in management fee payable                                                 192,679
      Increase in professional fees payable                                               22,150
      Increase in accounting and administration fees payable                              24,452
      Decrease in organizational fees payable                                            (25,393)
      Increase in interest expense payable                                                16,250
      Increase in custodian fees payable                                                   8,111
      Increase in line of credit fees payable                                              4,133
      Decrease in risk management expense payable                                        (12,201)
                                                                                   -------------
   Net cash used in operating activities                                            (194,997,112)
                                                                                   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions (including contributions received in advance)               213,903,313
   Capital withdrawals (net of redemptions payable)                                  (10,450,271)
   Line of credit borrowings                                                           3,000,000
                                                                                   -------------
Net cash used in financing activities                                                206,453,042
                                                                                   -------------
Net change in cash and cash equivalents                                               11,455,930

Cash and cash equivalents at beginning of year                                         3,525,927
                                                                                   -------------
Cash and cash equivalents at end of year                                           $  14,981,857
                                                                                   =============
Supplemental Disclosure of Interest Paid                                           $      14,396
                                                                                   =============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007

1.   ORGANIZATION

     Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

     Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

     On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statement.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B. INVESTMENT INCOME

     Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

     C. FUND EXPENSES

     The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

     D. INCOME TAXES

     The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At March 31, 2007, the Master Fund held $14,981,857 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PARTNERS' CAPITAL

     Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

     In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners' capital determined as of the last day of the month (before repurchase of interests).

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board who is not an "interested person" of the Master Fund (the "Independent Board"), as defined by the 1940 Act, receives an annual retainer of $15,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     UMB Bank, n.a. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. UMB Investment Services Group serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the year ended March 31, 2007 amounted to $234,324,375. Total proceeds from redemptions of Underlying Funds for the year ended March 31, 2007 amounted to $45,561,151. The cost of investments in Underlying Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund relies upon actual and estimated tax information provided by the underlying funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2007.

6.   RISK FACTORS

     An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund. Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Underlying Funds' governing agreements. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

7.   LINE OF CREDIT

     On May 1, 2006, the Master Fund entered into a $20,000,000 unsecured, uncommitted revolving loan facility ("Facility"), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts; the investment in new managers; or as general working capital. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At March 31, 2007 the Master Fund had $3,000,000 in borrowings outstanding under the Facility and $20,383 in fees and interest payable. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended March 31, 2007 was 7.45%, $284,932, and $7,500,000, respectively.

8.   REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. On March 31, 2006, the Investment Manager recommended to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.   INDEMNIFICATION

     In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

     As of March 31, 2007, the Master Fund had outstanding investment commitments to Underlying Funds totaling $ 93,387,778.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)

11.  FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund. The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions.

     The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than a year.

                                                                 FOR THE PERIOD FROM
                                          FOR THE YEARS ENDED      JANUARY 1, 2005
                                               MARCH 31,           (COMMENCEMENT OF
                                         --------------------    OPERATIONS) THROUGH
                                           2007        2006         MARCH 31, 2005
                                         --------    --------    -------------------
Total return amortizing organizational
   expenses*                                   --**        --**           0.23%
Total return                                 9.31%      13.79%            0.17%
Partners' capital, end of period (000)   $432,120    $213,521         $116,827
Portfolio Turnover                          14.03%      19.35%            3.72%
ANNUALIZED RATIOS:
Net Investment loss                         (0.96)%     (1.23)%          (1.43)%
Total Expenses                               1.39%       1.52%            1.50%

* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**   Organizational costs were fully expensed as of 3/31/05.

HATTERAS MASTER FUND, L.P.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONCLUDED)

12.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statements recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented no later than September 30, 2007. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

13.  SUBSEQUENT EVENTS

     Effective April 1, 2007 and May 1, 2007, there were additional capital contributions of $29,369,377 and $42,762,643, respectively.

HATTERAS MASTER FUND, L.P.
BOARD OF DIRECTORS (UNAUDITED)

The identity of the Board Members and brief biographical information is set forth below.

                                                       Principal Occupation(s) During          Number of
                      Position(s)   Term of Office;           Past 5 years and            Portfolios in Fund
Name, Address &        Held with     Length of Time      Other Directorships Held by     Complex' Overseen by
Age                    the Fund          Served                   Director                Director or Officer
------------------   ------------   ---------------   --------------------------------   --------------------
INTERESTED DIRECTORS

David B. Perkins,    Chief          3 year term;      Mr. Perkins has been Chairman                5
44                   Executive      Since Inception   and CEO since inception of the
1000 Watermeet       Officer and                      Funds. Mr. Perkins became the
Lane                 Chairman of                      President and Managing Principal
Raleigh, NC 27614    the Board of                     of  the Investment Manager in
                     Directors                        September 2003 and became the
                                                      co-founder and Managing Partner
                                                      of CapFinancial Partners, LLC in
                                                      April 2003. Prior to that, he
                                                      was Managing Partner at Wachovia
                                                      Securities Financial Network,
                                                      Inc. from June 2002 to
                                                      September 2003 and Managing
                                                      Principal of CapTrust Financial
                                                      Advisors, LLC from October 1997
                                                      to June 2002.

INDEPENDENT DIRECTORS

Steve E. Moss, 53    Director:      3 year term;      Mr. Moss is a principal of                   5
918 Meadow Lane      Chairman of    Since December    Holden, Moss, Knott, Clark,
Henderson, NC        the Audit      2004              Copley & Hoyle, P.A. and has
27536                Committee                        been a member manager of HMKCT
                                                      Properties, LLC since January
                                                      1996. Mr. Moss as been a
                                                      Director and Member of the Audit
                                                      Committee of the Fund since
                                                      December 2004.

H. Alexander         Director:      3 year term;      Mr. Holmes founded Holmes                    5
Holmes, 64           Audit          Since December    Advisory Services, LLC, a
3408 Landor Road     Committee      2004              financial consultation firm, in
Raleigh, NC 27609    Member                           1993. Mr. Holmes has been a
                                                      Director and Member of the Audit
                                                      Committee of the Fund since
                                                      December 2004.

Gregory S.           Director:      3 year term;      Mr. Sellers became the Chief                 5
Sellers, 47          Audit          Since December    Financial Officer and a director
2643 Steeplechase    Committee      2004              of Kings Plush, Inc., a fabric
Road                 Member                           manufacturer, in April 2003.
Gastonia, NC                                          Prior to that, he was the Vice
28056                                                 President of Finance at
                                                      Parksdale Mills, Inc., a cotton
                                                      and cotton blend yarns producer,
                                                      from January 1991 to April 2003.
                                                      Mr. Sellers has been a Director
                                                      and Member of the Audit
                                                      Committee for the Fund since
                                                      December 2004.

Art Lottes, 53       Director:      3 year term;      Mr. Lottes was the President of              5
4813 Wynneford Way   Audit          Since November    CARQUEST Corporation, an
Raleigh, NC 27615    Committee      2006              automotive aftermarket company
                     Member                           until December 2005. Mr. Lottes
                                                      was a Board member of CARQUEST
                                                      and General Parts until December
                                                      2005.

HATTERAS MASTER FUND, L.P.
FUND MANAGEMENT (UNAUDITED)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

                                                                                                       Number of
                    Position(s)                                                                   Portfolios in Fund
Name, Address &      Held with    Length of Time   Principal Occupation(s) During Past 5 years   Complex' Overseen by
Age                  the Fund         Served         and Other Directorships Held by Director     Director or Officer
-----------------   -----------   --------------   -------------------------------------------   --------------------
OFFICERS

J. Michael          Chief         Since            Mr. Fields has been the CFO since                      N/A
Fields, 33          Financial     Inception        inception of the Funds. Mr. Fields became
8540 Colonnade      Officer                        a Director of the Investment Manager in
Center Drive,                                      September 2003. Prior to joining the
Suite 401                                          Investment Manager, Mr. Fields was
Raleigh, NC 27615                                  employed by CapTrust Financial Advisors
                                                   from August 2002 to September 2003.
                                                   Prior to joining CapTrust, Mr. Fields was
                                                   employed by Morgan Stanley in Atlanta,
                                                   Georgia from January 2000 to August
                                                   2002.

Denise              Chief         Since            Ms. Buchanan has been the CCO since                    N/A
Buchanan, 44        Compliance    Inception        inception of the Funds. Ms. Buchanan
8540 Colonnade      Officer                        became the Compliance Officer with
Center Drive,                                      CapFinancial Partners, LLC ("CapTrust")
Suite 401                                          in November 2003. Prior to joining
Raleigh, NC 27615                                  CapTrust, Ms. Buchanan was President of
                                                   Broker/Dealer Sales & Consulting, Inc.
                                                   from 2001 to November 2003. Previously,
                                                   Ms. Buchanan was the Director of
                                                   Compliance for Atlantic Capital
                                                   Management, LLC from 1996 to 2001.

Vickey              Secretary     Since            Ms. Collins has been the Secretary of the              N/A
Collins, 40                       Inception        Funds since inception. She became the
8540 Colonnade                                     Operations Manager for the Investment
Drive,                                             Manager in September 2004. Prior to
Suite 401                                          joining the Investment Manager, she was
Raleigh, NC 27615                                  employed with McKinely Capital
                                                   Management from 1994 to 2004.

HATTERAS MASTER FUND, L.P.
OTHER INFORMATION (UNAUDITED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

     At a meeting of the Board of the Master Fund held on February 28, 2007, by a unanimous vote, the Board of the Master Fund, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the "Agreement").

     In advance of the meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Limited Partners of the Master Fund managed by the Investment Manager (collectively, the "Funds"). The materials also included comparisons of the performance of each of the Master Fund's investment sectors versus a relevant benchmark.

     The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement.

     DISCUSSION OF FACTORS CONSIDERED

     The Board reviewed various materials relating to the Investment Manager, including materials furnished by the Investment Manager. These materials included information about the Investment Manager's personnel, organizational structure, operations and financial condition. Management discussed with the Independent Directors the Investment Manager's business plans regarding ownership of the Manager, stability and retention of management and improvements in the Funds' distribution and marketing.

     The Board considered, among other things, various matters relating to the organizational capabilities of the Investment Manager, including: (1) the nature and stability of the ownership of the Investment Manager; (2) the nature of the Investment Manager's portfolio management experience and resources, including the experience of relevant personnel; and (3) the Investment Manager's resources, practices and procedures to address regulatory compliance matters.

     The Board concluded that the Investment Manager has sufficient resources to fulfill effectively the Investment Manager's duties under the Agreement.

     The Board also considered other information, including: (1) the terms of the Agreement; (2) the standard of care applicable to the Investment Manager under the Agreement; (3) information regarding the performance of and fees paid by certain similar private funds managed by the Investment Manager; (4) information compiled by the Investment Manager intended to gauge the

HATTERAS MASTER FUND, L.P.
OTHER INFORMATION (UNAUDITED) (CONCLUDED)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

     behavior of the Investment Manager's portfolio management strategy during periods of historical or hypothetical market stress; (5) the Funds' investment performance and expense ratios and the investment performance and expense ratios of other investment companies with similar investment styles to the Funds; and (6) the structure of, and the method used to determine, the compensation of portfolio managers.

     The Board gave consideration to the fees payable under the Agreement, including: (1) the fees to be paid to the Investment Manager and the Investment Manager's anticipated expenses in providing its services, and the fact that certain affiliates of the Investment Manager provide other services to the Funds and receive payment for these services; and (2) a comparison of the fees payable under the Agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Master Fund, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Investment Manager.

     The Board also considered possible economies of scale that might be recognized in the future at different asset levels. In this regard the Board considered the amount of assets in the Master Fund; the placement agent agreements currently in force to increase the Funds' penetration in various distribution channels; the information provided by the Investment Manager relating to its estimated costs; and information comparing the fee rate to be charged by the Investment Manager (which does not include fee breakpoints) with fee rates charged by other unaffiliated investment managers to their clients. The Board considered all factors and no one factor alone was deemed dispositive.

PROXY VOTING

     A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-504-9070.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[INSERT Hatteras Multi-Strategy TEI Institutional Fund Financials IMMEDIATELY FOLLOWED BY the Hatteras Master Financials HERE]

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Messrs. Steve E. Moss, H. Alexander Holmes and Gregory S. Sellers are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are N/A for 2006 and $8,500 for 2007.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are N/A for 2006 and $340 for 2007. The fees listed on item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are N/A for 2006 and $0 for 2007.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are N/A for 2006 and $0 for 2007.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

          (b) 0%

          (c) 0%

          (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        HATTERAS INVESTMENT PARTNERS LLC
                           HATTERAS MASTER FUND, L.P.
                      HATTERAS MULTI-STRATEGY FUND I, L.P.
                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.
                HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
              HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

                               PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Investment Partners, LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Funds and other advisory clients of Hatteras invest, directly or indirectly, substantially all of their assets in securities of pooled investment vehicles or separate accounts, which are private partnerships, limited liability companies or similar entities managed by third-party investment managers (collectively, "Advisor Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. To the extent that the we or our clients receive notices or proxies from Advisor Funds (or receive proxy statements or similar notices in connection with any other portfolio securities), Hatteras has proxy voting responsibilities.

With respect to proxies issued by Hatteras Master Fund, L.P. (the "Master Fund"), the feeder funds which invest in the Master Fund have delegated proxy voting authority to Hatteras. Hatteras will vote proxies in a manner that it deems to be in the best interests of the Funds. In general, the Investment Manager believes that voting proxies in accordance with the policies described below will be in the best interests of its clients. If an analyst, trader or partner of the Hatteras believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a client, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

Hatteras will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. Hatteras will generally vote in favor of management or shareholder proposals that Hatteras believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, Hatteras will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of Hatteras' clients.

If a proxy includes a matter to which none of the specific policies described above or in Hatteras' stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, Hatteras and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on by Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. or Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the "Registered Funds") presents an actual or potential conflict of interest involving Hatteras (or an affiliate of Hatteras), any issuer of a security for which Hatteras (or an affiliate of Hatteras) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom Hatteras (or an affiliate of Hatteras) has an existing material contract or business relationship not entered into in the ordinary course of business (Hatteras and such other persons having an interest in the matter being called "Interested Persons"), Hatteras will make written disclosure of the conflict to the Independent Directors of the applicable Fund(s) indicating how Hatteras proposes to vote on the matter and its reasons for doing so. If the Investment Manager does not receive timely written instructions as to voting or non-voting on the matter from the applicable Registered Fund's Independent Directors, Hatteras may take any of the following actions which it deems to be in the best interests of the Fund: (1) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (2) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Registered Fund each are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each of the Registered Fund's Form N-PX filing is available: (1) without charge, upon request, by calling (800) 504-9070; or (2) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

          The following table provides biographical information about the members of the Investment Committee of Hatteras Investment Partners LLC (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Hatteras Master Fund, L.P. (the "Fund") as of March 31, 2007:

                                       LENGTH OF
                                        TIME OF                                                                ROLE OF
NAME OF INVESTMENT                     SERVICE TO                                                            INVESTMENT
 COMMITTEE MEMBER        TITLE          THE FUND         BUSINESS EXPERIENCE DURING THE PAST 5 YEARS      COMMITTEE MEMBER
------------------   -------------   -------------   --------------------------------------------------   ----------------
Mark W. Yusko        Principal and   Since January   Mr. Yusko became a Principal and co-founder of the   Asset
                     co-founder of   2004            Investment Manager in September 2003 and President   allocation;
                     the             (inception)     and Chief Executive Officer of Morgan Creek          underlying
                     Investment                      Capital Management, LLC in July, 2004.               manager
                     Manager                         Previously, Mr. Yusko served as President and        selection; and
                                                     Chief Executive Officer for UNC Management Co.,      portfolio
                                                     LLC from January 1998 through July 2004, where he    construction
                                                     was responsible for all areas of investment
                                                     management for the UNC Endowment and Affiliated
                                                     Foundation Funds.

David B. Perkins     President and   Since January   Mr. Perkins became the President and Managing        Systems analyst;
                     Managing        2004            Principal of the Investment Manager in September     and strategic
                     Principal of    (inception)     2003 and co-founder and Managing Partner of          recommendations
                     the                             CapFinancial Partners, LLC in April 2003.            and portfolio
                     Investment                      Previously, Mr. Perkins was Managing Partner at      oversight
                     Manager                         Wachovia Securities Financial Network, Inc. from
                                                     June 2002 to September 2003 and as Managing
                                                     Principal of CapTrust Financial Advisors, LLC from
                                                     October 1997 to June 2002.

Joshua E. Parrott    Director of     Since January   Mr. Parrott joined the Investment Manager as an      Risk management;
                     Risk            2004            Analyst in March 2004 and became the Director of     underlying
                     Management of   (inception)     Risk Management in January 2005.  Previously, Mr.    manager due
                     the                             Parrott was employed as an Analyst by Dialectic      diligence;
                     Investment                      Capital Management in 2003 and as a Financial        operational due
                     Manager                         Advisor at Morgan Stanley from February 1999 to      diligence; and
                                                     March 2003.                                          performance
                                                                                                          analysis

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

          The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2007:

                                                                                        Number of
                                                                                        Accounts        Total Assets
                                                          Total                        Managed for       for Which
                                                        Number of                    Which Advisory   Advisory Fee is
Name of Investment                                       Accounts                     Fee is Based        Based on
 Committee Member            Type of Accounts            Managed     Total Assets    on Performance     Performance
------------------   --------------------------------   ---------   --------------   --------------   ---------------
Mark W. Yusko        Registered Investment Companies         1      $1,356,000,000          0          $            0
                     Other Pooled Investment Vehicles       11      $1,680,000,000         11          $1,280,000,000
                     Other Accounts                          9      $1,040,000,000          9          $1,040,000,000

David B. Perkins     Registered Investment Companies         0      $            0          0          $            0
                     Other Pooled Investment Vehicles        0                   0          0                       0
                     Other Accounts                          0                   0          0                       0

Joshua E. Parrott    Registered Investment Companies         0      $            0          0          $            0
                     Other Pooled Investment Vehicles        0                   0          0                       0
                     Other Accounts                          0                   0          0                       0

     Potential Conflicts of Interests

     Mr. Yusko is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher, lower or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

          Messrs. Perkins and Parrott do not manage any other accounts and therefore no material conflicts of interest arise out of their management of the registrant.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

          The compensation of the members of the Investment Committee of the Investment Manager includes a combination of the following: (i) fixed annual salary; (ii) a variable portion of the management fee paid by the Master Fund to the Investment Manager; and (iii) a variable portion of any incentive compensation paid by the registrant, or any other feeder fund, to the Investment Manager or its affiliates. The portions of the management fee and incentive fee paid to a member of the Investment Committee are based on the pre-tax performance of the Fund as compared to a benchmark. The Investment Manager uses the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year as a benchmark for the Fund's pre-tax performance when determining the variable components of the compensation of members of the Investment Committee.

(a)(4) Disclosure of Securities Ownership

     The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Investment Manager indirectly in the Master Fund as of March 31, 2007:

    INVESTMENT      DOLLAR RANGE OF FUND SHARES
COMMITTEE MEMBER         BENEFICIALLY OWNED
----------------    ---------------------------
Mark W. Yusko          $100,001 to $500,000
David B. Perkins       $100,001 to $500,000
Joshua E. Parrott       $10,001 to $50,000

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hatteras Multi-Strategy TEI Institutional Fund, L.P.


By (Signature and Title)* /s/ David B. Perkins
                          -------------------------------------------
                          David B. Perkins, President &
                          Chief Executive Officer
                          (principal executive officer)

Date June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David B. Perkins
                          -------------------------------------------
                          David B. Perkins, President &
                          Chief Executive Officer
                          (principal executive officer)

Date June 8, 2007


By (Signature and Title)* /s/ J. Michael Fields
                          -------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date June 8, 2007

* Print the name and title of each signing officer under his or her signature.